Offsets	Aug. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Inspira Technologies Oxy B.H.N. Ltd.
Form or Filing Type	F-3
File Number	333-266748
Initial Filing Date	Aug. 10, 2022
Filing Date	Aug. 10, 2022
Fee Offset Claimed	$ 3,404.14
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, Warrants and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 36,722,140.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $3,404.14 (calculated at the fee rate in effect at the date of the registrant’s Prior Registration Statement), which represents the portion of the registration fee previously paid with respect to $36,722,140 of unsold securities previously registered under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Inspira Technologies Oxy B.H.N. Ltd.
Form or Filing Type	F-3
File Number	333-266748
Fee Paid with Fee Offset Source	$ 3,404.14